Regulatory Matters - Regulatory Proceedings (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 01, 2021	Jun. 01, 2021	Dec. 31, 2021
BELCO
Regulatory Liabilities [Line Items]
Weighted average cost of capital (percent)		7.50%
Annual revenue increase		$ 211,432
Deferred revenue		$ 13,426
Deferred revenue, period of collection		5 years
EnergyNorth Gas System
Regulatory Liabilities [Line Items]
Annual revenue increase	$ 6,300
Requested increase, 2020	4,000
Requested increase, 2021	$ 3,200
Various
Regulatory Liabilities [Line Items]
Annual revenue increase			$ 800